PENSION PLANS AND POSTRETIREMENT BENEFITS - Indexation features (Details)	12 Months Ended
Dec. 31, 2021
Minimum
PENSION PLANS AND POSTRETIREMENT BENEFITS
Indexation features (as a percent)	0.00%
Maximum
PENSION PLANS AND POSTRETIREMENT BENEFITS
Indexation features (as a percent)	2.00%